UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   November 10, 2010


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 80


Form 13F Information Table Value Total: $102,942





List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3742    43160 SH       SOLE                    39820              3340
AT&T Corp.                     COM              00206r102      261     9125 SH       SOLE                     8325               800
Altria Group                   COM              02209S103      625    26002 SH       SOLE                    25627               375
American Express               COM              025816109      471    11200 SH       SOLE                    11200
Apollo Group Cl A              COM              037604105      275     5350 SH       SOLE                     5350
Avon Products                  COM              054303102     1492    46475 SH       SOLE                    44300              2175
BP Plc ADR                     COM              055622104      433    10525 SH       SOLE                    10525
Bed Bath & Beyond              COM              075896100      281     6475 SH       SOLE                     5975               500
Berkshire Hathaway A           COM              084670108     3859       31 SH       SOLE                       21                10
Berkshire Hathaway B           COM              084670207     7897    95509 SH       SOLE                    92794              2715
Cablevision Systems            COM              12686C109     1768    67516 SH       SOLE                    59550              7966
Cimarex Energy Co.             COM              171798101      232     3500 SH       SOLE                     3500
Cintas Corp.                   COM              172908105      721    26165 SH       SOLE                    25165              1000
Citigroup, Inc.                COM              172967101       97    24900 SH       SOLE                    24900
City National                  COM              178566105      202     3800 SH       SOLE                     3800
Clarcor, Inc.                  COM              179895107      251     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     3366    57515 SH       SOLE                    55715              1800
Comcast A SPCL                 COM              20030N200     2197   129150 SH       SOLE                   118375             10775
ConocoPhillips                 COM              20825C104      228     3976 SH       SOLE                     3876               100
Costco Wholesale               COM              22160K105     1709    26500 SH       SOLE                    25400              1100
DIRECTV Group                  COM              25490a101     2606    62603 SH       SOLE                    56916              5687
Delia's, Inc.                  COM              246911101       94    50000 SH       SOLE                    50000
Diageo PLC ADR                 COM              25243Q205     3036    44000 SH       SOLE                    41775              2225
Disney (Walt) Co.              COM              254687106      978    29555 SH       SOLE                    28580               975
Donegal Group A                COM              257701201      163    12500 SH       SOLE                    12500
Dr Pepper Snapple              COM              26138e109     2063    58075 SH       SOLE                    56625              1450
Dress Barn                     COM              261570105      496    20900 SH       SOLE                    20900
Exelon Corp.                   COM              30161n101      792    18600 SH       SOLE                    18200               400
ExxonMobil Corp.               COM              30231G102     2419    39150 SH       SOLE                    31900              7250
Fulton Financial               COM              360271100      100    11046 SH       SOLE                    11046
General Electric               COM              369604103      908    55875 SH       SOLE                    50275              5600
Genuine Parts                  COM              372460105      245     5500 SH       SOLE                     5500
Goldman Sachs Group            COM              38141G104      212     1465 SH       SOLE                     1465
Harley Davidson                COM              412822108     1078    37890 SH       SOLE                    33540              4350
Helmerich & Payne              COM              423452101      218     5400 SH       SOLE                     5400
Home Depot                     COM              437076102      692    21830 SH       SOLE                    21530               300
Int'l Game Tech.               COM              459902102      402    27800 SH       SOLE                    26150              1650
International Speedway         COM              460335201      401    16420 SH       SOLE                    16420
Interpublic Group              COM              460690100      155    15500 SH       SOLE                    15500
J & J Snack Foods              COM              466032109      327     7800 SH       SOLE                     7800
Johnson & Johnson              COM              478160104     3710    59881 SH       SOLE                    56156              3725
Kaman Corp.                    COM              483548103      210     8000 SH       SOLE                     8000
Kraft Foods                    COM              50075n104     1888    61175 SH       SOLE                    55875              5300
Laboratory Corp.               COM              50540R409      300     3825 SH       SOLE                     3825
Loews Corp.                    COM              540424108      382    10074 SH       SOLE                    10074
Lowes Companies                COM              548661107      354    15900 SH       SOLE                    15200               700
Martin Marietta Matrls.        COM              573284106     1384    17976 SH       SOLE                    15586              2390
McDonalds Corp.                COM              580135101      505     6775 SH       SOLE                     6775
Met-Pro Corp.                  COM              590876306      149    14800 SH       SOLE                    14800
Microsoft Corp.                COM              594918104     4725   192925 SH       SOLE                   180275             12650
Mohawk Industries              COM              608190104     3743    70225 SH       SOLE                    66775              3450
Nestle Reg ADR                 COM              641069406     4704    87777 SH       SOLE                    86552              1225
Penn National                  COM              707569109      361    12200 SH       SOLE                    11700               500
Pfizer, Inc.                   COM              717081103      484    28193 SH       SOLE                    16193             12000
Philip Morris Int'l Inc.       COM              718172109     1505    26874 SH       SOLE                    25699              1175
Procter & Gamble               COM              742718109     1222    20380 SH       SOLE                    18155              2225
Progressive Corp.              COM              743315103     3956   189550 SH       SOLE                   161825             27725
Risk, George Ind.              COM              767720204      124    25000 SH       SOLE                    25000
Sara Lee                       COM              803111103      188    14000 SH       SOLE                    14000
T J X Companies                COM              872540109     4900   109790 SH       SOLE                   101240              8550
Teledyne Technologies          COM              879360105      211     5300 SH       SOLE                     5300
Telephone & Data Sys.          COM              879433100      690    21025 SH       SOLE                    20725               300
Thor Industries                COM              885160101      401    12000 SH       SOLE                    12000
Tiffany & Company              COM              886547108     3514    74775 SH       SOLE                    71225              3550
Time Warner                    COM              887317105      528    17231 SH       SOLE                    16831               400
U.S. Bancorp                   COM              902973304      263    12175 SH       SOLE                    11425               750
United Health Group            COM              91324P102     1164    33158 SH       SOLE                    31858              1300
Unitrin, Inc.                  COM              913275103      247    10125 SH       SOLE                     6325              3800
Verizon Communications         COM              92343V104      286     8800 SH       SOLE                     8600               200
Wal-Mart Stores                COM              931142103     4069    76028 SH       SOLE                    70778              5250
Walgreen Co.                   COM              931422109     1905    56875 SH       SOLE                    52425              4450
Washington Post Cl B           COM              939640108     1909     4780 SH       SOLE                     4598               182
Watts Water Tech.              COM              942749102      204     6000 SH       SOLE                     6000
Wellpoint Inc.                 COM              94973v107      408     7200 SH       SOLE                     6850               350
Wells Fargo                    COM              949746101     2225    88588 SH       SOLE                    88588
Wesco Financial                COM              950817106      265      740 SH       SOLE                      740
Western Union                  COM              959802109      183    10350 SH       SOLE                    10350
Whirlpool Corp.                COM              963320106     1707    21085 SH       SOLE                    20160               925
Whitehall Enterprises          COM              965042104        0    10000 SH       SOLE                    10000
Whole Foods Market             COM              966837106      475    12800 SH       SOLE                    12800